As filed with the Securities and Exchange Commission on January 30, 2006

1933 Act Registration No. 033-44909

1940 Act Registration No. 811-06520

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 34	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 36	☒

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

John M. Loder

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on March 1, 2006 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment incorporates by reference Part B of Post-Effective Amendment No. 32 filed on December 16, 2005. The Amendment relates solely to the Class A and Class C shares of the Managers AMG FQ Global Alternatives Fund, a new series of Managers Trust I (the “Trust”). The Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

PROSPECTUS

March 1, 2006

Managers AMG

FQ Global Alternatives Fund

SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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KEY INFORMATION

This Prospectus contains important information for anyone interested in investing in the Managers AMG FQ Global Alternatives Fund (the “Fund”), a series of Managers Trust I. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

Summary of the Goal, Principal Strategies and Principal Risk Factors of the Fund

The following is a summary of the goal, principal strategies and principal risk factors of the Fund.

Goal	Principal Strategies	Factors
Total return from investments in the global equity, fixed income and currency markets, independent of market direction	Seeks to generate returns through risk-controlled exposure to long and short positions in the global equity, bond and currency markets	Asset Allocation Risk, Credit Risk, Currency Risk, Derivatives Risk, Economic Risk, Exchange- Traded Funds Risk,
	May use a wide range of derivative instruments (including futures, options, swaps and forward contracts) and direct investments to allocate exposure among asset classes, countries and currencies	Foreign Securities Risk, Hedging Risk, Inflation Risk, Intelligence Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, Management Risk,
	Subject to rigorous ongoing risk management to attempt to minimize volatility and achieve a high correlation between the positions taken and the desired exposures	Market Risk, Non-Diversification Risk, Political Risk, Price Risk, Reinvestment Risk, Short Sales Risk, Tax Risk

All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. The following is a discussion of the principal risk factors of the Fund.

Asset Allocation Risk

Because the Fund invests in a broad array of asset classes, the Fund is subject to asset allocation risk. The Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Fund may be overweighted in equity-related investments when the stock market is falling and the fixed income market is rising.

Credit Risk

The issuer of a security, or one of the parties to a contract, may default or otherwise be unable to honor a financial obligation.

Currency Risk

The value of foreign securities in an investor’s home currency depends both upon the price of the securities and the exchange rate of the currency. Thus, the value of an investment in a foreign security will drop if the price for the foreign currency drops in relation to the U.S. dollar. Adverse currency fluctuations are an added risk to foreign investments. Currency risk can be reduced through diversification among currencies or through hedging with the use of foreign currency contracts.

Derivatives Risk

The Fund will invest extensively in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value is derived from the value of an underlying asset, interest rate or index, will involve costs, the risk of mispricing or improper valuation and may result in losses or have the effect of accelerating the recognition of gain. The use of derivatives may not succeed for various reasons, including unexpected changes in the value of the derivatives or the assets underlying them. With some derivatives, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

Economic Risk

The prevailing economic environment is important to the health of all businesses. However, some companies are more sensitive to changes in the domestic or global economy than others. These types of companies are often referred to as cyclical businesses. Countries in which a large portion of businesses are in cyclical industries are thus also very economically sensitive and carry a higher amount of economic risk.

Exchange-Traded Funds Risk

The Fund may invest in shares of exchange-traded funds (“ETFs”), which generally are investment companies that hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular securities market index (or sector of an index). ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risks of an investment in the ETFs.

Foreign Securities Risk

Investments in securities of foreign issuers (including those denominated in U.S. dollars), whether directly or indirectly in the form of American Depositary Receipts or similar instruments involve additional risks different from those associated with investing in securities of U.S. issuers. There may be limited information available to investors and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory and market systems may cause foreign securities to be more volatile. The value of foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. In addition, just as foreign markets may respond to events differently from U.S. markets, foreign securities can perform differently from U.S. securities.

Hedging Risk

The decision as to whether and to what extent the Fund will engage in hedging transactions to hedge against such risks as credit risk, currency risk and interest rate risk will depend on a number of factors, including prevailing market conditions, the composition of the Fund and the availability of suitable transactions. Accordingly, there can be no assurance that the Fund’s hedging strategies will be successful. Hedging transactions involve costs and may result in losses.

Inflation Risk

Inflation risk is the risk that the price of an asset, or the income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.

Intelligence Risk

Intelligence risk is a term created by Managers Investment Group LLC to describe the risks taken by mutual fund investors in hiring professional asset managers to manage assets. The asset managers evaluate investments relative to all of these risks and allocate accordingly. To the extent that they are intelligent and make accurate projections about the future of individual businesses and markets, they will make money for investors. While most managers diversify many of these risks, their portfolios are constructed based upon central underlying assumptions and investment philosophies, which proliferate through their management organizations and are reflected in their portfolios. Intelligence risk can be defined as the risk that asset managers may make poor decisions or use investment philosophies that turn out to be wrong.

Interest Rate Risk

Changes in interest rates can impact bond prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. Interest rate risk is thus measured by analyzing the length of time or duration over which the return on the investment is expected. The longer the maturity or duration, the higher the interest rate risk. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal + interest) for a bond or portfolio. It is used to evaluate such bond or portfolio’s interest rate sensitivity.

Leverage Risk

Borrowing, and certain derivative investments, such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses for the Fund.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalization, and securities having substantial market and/or credit risk tend to involve greater liquidity risk.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor investment selection will cause the Fund to underperform other funds with similar objectives. The success of the Fund’s investment strategy depends significantly on the skill of First Quadrant, L.P. (“First Quadrant”) in assessing the potential of the investments in which the Fund can invest. First Quadrant will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

Market Risk

The Fund is subject to the risks generally of investing in stocks, commonly referred to as “market risk.” Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite the unique influences on individual companies, stock prices in general rise and fall as a result of investors’ perceptions of the market as a whole. The increase or decrease in the value of the Fund’s investments, in percentage terms, may be more or less than the increase or decrease in the value of the market. The Fund’s strategies are intended to decrease the effects of market risk on the Fund’s portfolio.

Non-Diversification Risk

If the Fund has most of its investments in a few securities, its performance will be more susceptible to factors adversely affecting the issuers of those securities than would the performance of a more diversified portfolio.

Political Risk

Changes in the political status of any country can have profound effects on the value of securities within that country. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

Price Risk

As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher expectations. If expectations are not met, or if expectations are lowered, the prices of the securities will drop. This happens with individual securities or the financial markets overall. For stocks, price risk is often measured by comparing the price of any security or portfolio to the book value, earnings or cash flow of the underlying company or companies. A higher ratio denotes higher expectations and higher risk that the expectations will not be sustained.

Reinvestment Risk

As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. Purchasers of a 30-year, 8% coupon bond can be reasonably assured that they will receive an 8% return on their original capital, but unless they can reinvest all of the interest receipts at or above 8%, the total return over 30 years will be below 8%. The higher the coupon and prepayment risk, the higher the reinvestment risk.

Short Sales Risk

Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund must deposit with the broker collateral, consisting of cash, or marketable securities, to secure the Fund’s obligation to replace the security and segregate liquid assets, so that the total of the amounts deposited with the broker and segregated is equal to the current value of the securities sold short. In addition, the Fund must pay the broker any dividends or interest paid on the borrowed security during the time the short position is open. In order to close out its short position, the Fund will replace the security by purchasing the security at the price prevailing at the time of replacement. If the price of the security sold short has increased since the time of the short sale, the Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, the Fund will experience a gain to the extent the difference in price is greater than the costs associated with establishing, maintaining and closing out the short position.

Tax Risk

The Fund expects to elect and qualify to be treated each taxable year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify as a regulated investment company, the Fund must meet certain requirements. One of these requirements is that at least 90% of the Fund’s gross income in each taxable year be derived from certain sources (referred to below as “qualifying income”). Certain types of income representing a significant portion of the Fund’s gross income may not constitute qualifying income. If income that does not constitute qualifying income were to represent 10% or more of the Fund’s gross income in any taxable year, the Fund would be liable for federal income tax at regular corporate income tax rates (approximately 35%) on all of its income for that taxable year. This would materially reduce the investment return to the Fund’s shareholders.

Congress or the Treasury Department can change or clarify these requirements at any time, possibly with retroactive effect. If Congress, the Treasury Department or the Internal Revenue Service were to take any action that altered the current understanding of these requirements, the Fund could be forced to change the manner in which it pursues its investment strategy or could cease to qualify for the special tax treatment accorded regulated investment companies under federal income tax law. In either event, such a change would result in a reduced after-tax return to shareholders. Shareholders should consult with their tax advisors with respect to the specific tax consequences of an investment in the Fund. Please see the Fund’s Statement of Additional Information (“SAI”) for more information.

In addition to the investment strategies described in this Prospectus, the Fund may also make other types of investments, and therefore may be subject to other risks. Some of these risks are described in the Fund’s SAI.

PERFORMANCE SUMMARY

Because the Fund is new and has no operating history, no performance information is presented.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75	%(1)	None
Maximum Deferred Sales Charge (Load)	None		1.00	%(2)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None		None
Exchange Fee	None		None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Class A	Class C
Management Fee	1.70%	1.70%
Distribution (12b-1) Fees	0.25%	1.00%
Other Expenses (3)	0.71%	0.71%

Total Annual Fund Operating Expenses	2.66%	3.41%
Fee Waiver and Reimbursement (4)	(0.16%)	(0.16%)

Net Annual Fund Operating Expenses	2.50%	3.25%

(1)	The initial sales charge that applies to the sale of Class A shares of the Fund varies according to the amount you invest, with a maximum of 5.75%. See “Your Account – Share Class Sales Charges – Class A Shares” for further information.

(2)	The 1.00% contingent-deferred sales charge applies only if you sell Class C shares of the Fund within one year of purchase.

(3)	Other Expenses are based on estimated amounts for the current fiscal year assuming average net assets of $50 million.

(4)

Managers Investment Group LLC has contractually agreed through March 1, 2007 to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 2.50% for Class A shares and 3.25% for Class C shares, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund’s Total Annual

Fund Operating Expenses do not exceed the contractual expense limitation amount. See “Managers Trust I.”

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. For Class A shares, the example includes the Maximum Sales Charge (Load). Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year			3 Years
Class A	$	[___	]	$	[___	]
Class C	$	[___	]	$	[___	]

The figures shown above for Class A shares would be the same whether you sold your shares at the end of a period or kept them. For Class C, you would pay the following expenses if you did not redeem your shares:

Class C	$	[___	]	$	[___	]

The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2007. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

MANAGERS AMG FQ GLOBAL ALTERNATIVES FUND

Objective

The Fund seeks to achieve a total return from investments in the global equity, fixed income and currency markets, independent of market direction.

Principal Investment Strategies

The Fund seeks to generate returns through risk-controlled exposure to long and short positions in the global (U.S. and non-U.S.) equity, bond and currency markets. The Fund’s investment process involves an analysis of returns based on the (i) relative returns derived from global asset class performance (for example, how global stocks performed relative to global bonds and cash); (ii) relative returns within the equity asset class based on country (for example, how U.S. equities performed relative to other global equities); (iii) relative returns within the fixed income asset class based on country (for example, how U.S. bonds performed relative to other global bonds); and (iv) risks associated with currencies (the “First Quadrant Analysis”).

The Fund may achieve exposure to global equity, bond and currency markets through a wide range of derivative instruments and direct investments. The Fund typically will make extensive use of derivative instruments, including futures contracts on global equity and fixed income securities and security indices (including broad-based security indices), options on futures contracts, securities and security indices, swap contracts and forward contracts. The Fund may also invest directly in global equity securities (including ETFs and common and preferred stock of U.S. and non-U.S. companies) and fixed income securities (including U.S. and non-U.S. corporate bonds and debt securities guaranteed by U.S. and non-U.S. governments, their agencies or instrumentalities or supranational organizations such as the World Bank and the United Nations). The Fund may enter into short sales with respect to global equity and fixed income securities. The Fund is a non-diversified fund, which means that it may invest more of its assets in the securities of a single issuer (other than a diversified fund).

First Quadrant serves as Subadvisor to the Fund and selects investments for the Fund based upon the First Quadrant Analysis. First Quadrant applies a global view to portfolio construction for the Fund. Recognizing that the world’s economies are connected, the Fund’s investments in the global equity, bond, and currency markets will be mutually dependent. The Fund’s portfolio will reflect First Quadrant’s assessment of the combination of local market and economic factors, global equity, fixed income or currency market factors and changes in global interest rates. As a result, the relationship between a change in the price of a stock or fixed income market, or a change in a currency exchange rate in one market, may influence the decision to take or adjust positions in other instruments with exposure to other markets or other market types. Because changes in the global equity, bond, and currency markets occur rapidly, it will often be difficult to respond quickly to such changes by investing directly in global equity securities, fixed income securities and currencies. Direct investments may also involve costs that would diminish or eliminate value that First Quadrant identifies in the global equity, bond and currency markets. Therefore, the Fund will often use derivative instruments as its principal means to quickly and efficiently gain exposure to equity securities, fixed income securities, and foreign currencies in seeking to take advantage of value (and reduce exposure to risks) that First Quadrant identifies in the global equity, bond, and currency markets.

The Fund is subject to rigorous ongoing risk management to attempt to minimize volatility and achieve a high correlation between the positions taken and the desired exposures.

As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, or enters into a short sale, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the short position.

The Fund may also invest, without limit, in cash or high quality short-term investments for temporary or defensive purposes. To the extent that the Fund is invested in these investments or other investments that are unrelated to the First Quadrant Analysis, the Fund will not be pursuing its investment objective.

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

The Fund’s objective may be changed without shareholder approval.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI and on our website at www.managersinvest.com.

Portfolio Turnover

The Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.

Should You Invest in this Fund?

This Fund may be suitable if you:

•	Seek a mutual fund that may establish long or short exposure to the global equity, bond and currency markets and are willing to accept the risks of global investing.

•	Seek a mutual fund that invests in a range of alternative investments, including futures, options and other derivatives, as well as currencies and index exchange-traded funds.

•	Seek to produce returns that are not directly correlated to major public equity or bond markets and are interested in either growth or income.

•	Have an investment time horizon of five years or more.

This Fund may not be suitable if you:

•	Are seeking stability of principal.

•	Are investing with a shorter time horizon in mind.

•	Are uncomfortable with derivatives risk and the risks of investing in foreign securities.

What are you investing in? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets.

The Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

MANAGERS TRUST I

The Fund is a series of Managers Trust I, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. Managers AMG FQ Global Alternatives Fund is one of the Funds currently available in the Managers Family of Funds. The Fund has two classes of shares, Class A and Class C shares.

Managers Investment Group LLC (the “Investment Manager”), located at 800 Connecticut Avenue, Norwalk, CT 06854, an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc., located at 600 Hale Street, Prides Crossing, MA 01965, serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly-owned subsidiary of the Investment Manager, serves as the Fund’s distributor. The Investment Manager or the Distributor may make direct or indirect payments to third parties in connection with the sale of Fund shares or the servicing of shareholder accounts.

First Quadrant has day-to-day responsibility for managing the Fund’s portfolio. First Quadrant is located at 800 E. Colorado Boulevard, Suite 900, Pasadena, California 91101. Affiliated Managers Group, Inc. indirectly owns a majority interest in First Quadrant. As of September 30, 2005, First Quadrant had assets and overlays under management of approximately $24.5 billion.

The Fund is managed by a team of portfolio managers. R. Max Darnell is primarily responsible for the day-to-day management of the Fund’s portfolio and for supervising the day-to-day operations of portfolio management team dedicated to the Fund. Mr. Darnell is a Partner and the Chief Investment Officer of, and a portfolio manager for, First Quadrant and has been with the firm since 1991.

Additional information regarding other accounts managed by Mr. Darnell, his compensation and ownership of Fund shares is available in the Fund’s SAI.

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 1.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays First Quadrant 1.40% of the average daily net assets of the Fund for its services as Subadvisor.

The Investment Manager has contractually agreed, through March 1, 2007, to waive fees and pay or reimburse the Fund to the extent total expenses of the

Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) exceed 2.50% of the average daily net assets attributable to the Class A shares and 3.25% of the average daily net assets attributable to the Class C shares of the Fund. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed provided that the repayment occurs within 3 years after the waiver, payment or reimbursement and that such repayment would not cause the expenses of the Fund in any such future year to exceed 2.50% and 3.25% of the average daily net assets of the Fund attributable to the Class A and Class C shares, respectively.

FINANCIAL HIGHLIGHTS

Because the Fund is new and has no operating history, no financial highlights information is presented.

PAST PERFORMANCE OF OTHER FIRST QUADRANT ACCOUNTS

The table below sets forth the investment performance for the periods indicated of discretionary, commission accounts (the “Accounts”) managed by First Quadrant with investment objectives, policies and strategies substantially similar to those of the Fund and without material client-imposed restrictions (the “Global Alternatives Composite”). The Global Alternatives Composite represents an asset-weighted composite of the total returns for all the Accounts during the period indicated and has been adjusted to give effect on a quarterly basis to fees and expense listed under “Fees and Expenses of the Fund,” including sales loads, net of contractual waivers and reimbursements. The Composite contains all accounts with substantially similar investment objectives and policies as the Fund. The table illustrates how the performance of the Global Alternatives Composite has varied over the past [    ] years, assuming reinvestment of all dividend and capital gain distributions. The Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) and the Code, which may have adversely affected performance. The performance shown below is provided solely to illustrate First Quadrant’s performance in managing such Accounts and is not the performance of the Fund and is not indicative of the Fund’s future performance. Returns for the Global Alternatives Composite are calculated in accordance with Association for Investment Management and Research (AIMR) standards for separate accounts, not in the manner required for mutual funds by the Securities and Exchange Commission (“SEC”). The table compares the Global Alternatives Composite’s performance to the 30 day U.S. Treasury Bill Index. Although it is used as a benchmark, the performance of the 30 day U.S. Treasury Bill Index does not reflect the effect of any fees or expenses.

[Performance Information to be Provided]

YOUR ACCOUNT

You may invest in the Fund by purchasing either Class A or Class C shares. Each Class of shares is subject to a minimum initial investment amount, as described below. The Class A and Class C shares of the Fund are subject to the expenses of a plan of distribution adopted by the Board of Trustees. The net asset value per share of the two Classes may also differ. In all other material respects, the Class A and Class C shares are the same, each share representing a proportionate interest in the Fund.

Your purchase or redemption of Fund shares is based on the Fund’s share price. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV is equal to the Fund’s net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund’s NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also receive that day’s offering price provided the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Therefore, the Fund’s NAV may be impacted on days when investors may not be able to purchase or redeem Fund shares.

Fair Value Policy

The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund will use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4)

an investment’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate.

An investment valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fund’s fair value procedures.

Minimum Investments in the Fund

Cash investments in the Fund must be in U.S. dollars. “Starter” checks are not accepted for the initial investment in the Fund or for any additional investments.

The following table provides the minimum initial and additional investments in the Funds:

	Initial Investment	Additional Investment
Class A	$2,000	$1,000
Class C	$2,000	$1,000

The Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

If you invest through a third party such as a bank, broker-dealer or other financial intermediaries, rather than directly with the Fund, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Fund may also participate in programs with many national brokerage firms which limit the transaction fees for the shareholder and may pay fees to these firms for participation in these programs.

SHARE CLASSES

Investors may choose from two classes of shares of the Fund. The classes differ in the way they deal with sales charges and fund expenses. Four important considerations in choosing a share class are the amount you plan to invest, your investment objectives, the class’ expenses and charges, and how long you intend to keep the money invested. We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.

Class A Shares

Carry a maximum up-front sales charge of 5.75% of your investment, depending on the size of your investment.

Have lower operating expenses than Class C shares. This means an investment in Class A shares will have higher annual returns than a comparable investment in C shares.

Distribution and Service (12b-1) fees for the Class = 0.25%

Class C Shares

Have no up-front sales charge, but require that you pay a surrender charge (referred to as a contingent-deferred sales charge (CDSC)) of 1.00% of the amount of the purchase or sale, whichever is less, when you redeem shares within one year of your purchase.

Distribution and Service (12b-1) fees for the Class = 1.00%

ABOUT 12b-1 FEES

The Fund has adopted a plan under Rule 12b-1 under the 1940 Act that allows the Fund to pay fees for the sale and distribution of its shares and for servicing shareholders. 12b-1 fees paid to the Distributor may be used to cover the Fund’s sales, marketing and promotional expenses. Because they are paid out of the Fund’s net assets on an ongoing basis, they increase the cost of your investment the longer you hold it and may end up costing you more than other types of sales charges. We cover the complete details of each share class in the sections following.

SHARE CLASS SALES CHARGES

Class A Shares

The price of Class A shares equals the Fund’s current share price, or NAV, plus an initial sales charge that varies according to the amount you invest, as shown in the chart below.

Class A Shares

If the amount of your purchase is...	your initial sales charge as a % of the share price is:	your annual sales charge as a % of the total you invested is:	the one-time dealer allowance as a % of share price is:
Less than $25,000	5.75	6.10	5.00
$25,000 to $49,999	5.00	5.26	4.25
$50,000 to $99,999	4.50	4.71	3.75
$100,000 to $249,999	3.50	3.63	2.75
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	1.50	1.52	1.20
$1,000,000 or more	None	None	None

You may be able to reduce the initial sales charge on your purchase of Class A shares as follows:

We will add the value of any existing investments in the Managers Family of Funds to the amount of your investment to determine the sales charge. You may add Funds held for your benefit by fiduciaries to be considered in calculating sales charges on your purchase.

If you agree by letter of intent to invest a definite amount in Class A shares of the Fund over the 13 months following your first purchase, we will calculate the initial sales charge as if you purchased all the shares at one time. You could reduce sales charges still further by including investments in other funds in the Managers Family of Funds in the letter of intent.

Consult your registered financial professional, or the SAI for the Fund, for further details on our Class A share cost reduction programs.

The initial sales charge on Class A shares may be waived for investments by certain eligible investors, including the following: omnibus accounts established with respect to certain tax-qualified employee benefit plans; accounts established by financial intermediaries that have selling agreements with the Distributor or that maintain net asset value purchase programs; officers, directors, trustees and employees of the Investment Manager, the Trust, the Distributor and the financial intermediaries described above, as well as their family members; charitable or governmental organizations; investment advisors making purchases for their own accounts or the accounts of advisory clients; bank trust departments or trust companies purchasing on behalf of trust or fiduciary accounts; and wrap-fee accounts or asset allocation programs in which the shareholder pays an asset-based service fee. Consult your financial professional, or the SAI for the Fund, for further details about front-end sales charge waivers for purchases of Class A shares by certain eligible investors.

You may reinstate your Fund investment at any time within 180 calendar days after you sell your shares. That means you may reinvest the amount you received from the sale of your shares without any up-front sales charge. You may exercise this reinvestment privilege only once per Fund investment and it may be subject to other restrictions.

Class C Shares

You will pay a CDSC of 1.00% on Class C shares you sell within one year of your purchase. We base the CDSC, if applicable, on the price of the shares at the time you bought them or their price at the time you sell, whichever is lower.

Class C shares have higher annual operating expenses than Class A shares.

Class C shares pay annual 12b-1 distribution and shareholder servicing fees of 1.00%.

A CLOSER LOOK AT CONTINGENT DEFERRED SALES CHARGES (CDSC’s)

To minimize the amount of the CDSC you may pay when you sell your shares, the Fund assumes that shares acquired through reinvested dividends and capital gains distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order in which they were purchased (oldest to newest). The amount of any CDSC that you pay will be based on the shares’ original purchase price or current net asset value, whichever is less.

The CDSC may be waived under certain circumstances, including redemptions in connection with the following: certain benefit payments and mandatory withdrawals under retirement plans; death or disability of the shareholder; and payments under a qualifying Systematic Withdrawal Plan. Consult your financial professional, or the SAI for the Fund, for further details about CSDC waivers.

You will not pay a CDSC when you exchange shares of the Fund to buy the same class of shares of any other fund in the Managers Family of Funds. For the purpose of calculating the CDSC when you sell the shares that you acquired by exchanging shares of the Fund, it will be assumed that you held the shares from the date you originally purchased the shares you exchanged.

DISTRIBUTION AND SERVICE PLANS

The Fund has adopted a Distribution and Service Plan (12b-1 Plan) for Class A and Class C shares to compensate the Distributor for its distribution and marketing services and for servicing of shareholder accounts. The distribution and service fees are paid out of the assets of each share class on an ongoing basis and will increase the cost of your investment.

Class A Shares

Fees paid to the Distributor may not exceed 0.25% annually of the Class A average daily net assets.

Class C Shares

Fees paid to the Distributor may not exceed 1.00% annually of the Class C average daily net assets. The Distributor may make payments to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and sales-related costs. The payments for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value.

Payments to Broker/Dealers and Financial Intermediaries

Class A Shares

The selling broker/dealer may retain the portion of the front-end sales charge you pay on these shares identified as the dealer allowance in the table of “Share Class Sales Charges” above.

Class C Shares

These shares have no up-front sales charges and the Distributor pays the seller 1.00% of the purchase amount.

We use part of the proceeds from the CDSC and the 12b-1 fee to defray these payments.

HOW TO PURCHASE SHARES

You may purchase shares of the Fund once you have established an account with the Trust, of which the Fund is a series. You may establish an account with the Trust either through an investment advisor or other investment professional or by submitting a completed application to the Trust in good order with your initial investment. An account application is not in good order and, therefore, cannot be processed, until such time as it contains all information and documentation requested in the application. Failure to provide an account application in good order may result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies.

	Initial Purchase	Additional Purchases
Through your Investment Advisor	Contact your investment advisor or other investment professional.	Send any additional monies to your investment professional at the address appearing on your account statement.

All Shareholders: By Mail	Complete the account application. Mail the application and a check payable to Managers to: Managers c/o PFPC, Inc. PO Box 9769 Providence RI 02940-9769	Write a letter of instruction and a check payable to Managers to: Managers c/o PFPC, Inc. PO Box 9769 Providence RI 02940-9769 Include your account # and Fund name on your check

By Telephone	Not Available	If your account has already been established, call the Transfer Agent at (800) 548-4539. The minimum additional investment is $100.

By Internet	Not Available	If your account has already been established, see our website at www.managersinvest.com. The minimum additional investment is $100.

Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

For Bank Wires: Please call and notify the Fund at (800) 548-4539. Then instruct your bank to wire the money to PNC Bank, N.A., Philadelphia, PA; ABA #031000053; FFC To: 8614972935 Managers Funds, Attn: Control Department; FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.

HOW TO SELL SHARES

You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Fund’s Transfer Agent receives your order in proper form. The Fund’s NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day. Orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization before 4:00 p.m.

Instructions
Through your Investment Advisor	Contact your investment advisor or other investment professional.

All Shareholders: By Mail

Write a letter of instruction containing:

•      the name of the Fund

•      dollar amount or number of shares to be sold

•      your name

•      your account number

•      signatures of all owners on account

Mail letter to:

Managers

c/o PFPC, Inc.

PO Box 9769

Providence RI 02940-9769

By Telephone	If you elected telephone redemption privileges on your account application, call us at (800) 548-4539.

By Internet	See our website at www.managersinvest.com

Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

Redemptions of $50,000 and over require a medallion guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Associate (STA). Only STAMP2000 Medallion imprints will be accepted. A Guarantor Institution is a financial institution, which guarantees a signature. The financial institution may be a bank, broker/dealer, credit union, national securities exchange, savings association or other type of financial institution.

Telephone redemptions are available only for redemptions which are below $50,000.

INVESTOR SERVICES

Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

Automatic Investments allow you to make automatic deductions from a designated bank account.

Automatic Redemptions allow you to make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the redemption will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

The Fund has an Exchange Privilege which allows you to exchange your shares of the Fund for the same class of shares of other funds advised by the Investment Manager. The value of the shares you are exchanging must meet the minimum purchase requirement of the fund you are exchanging them for. There is no fee associated with the Exchange Privilege. There may, however, be tax consequences resulting from these exchanges. See Certain Federal Income Tax Information for further information. If you sell Class C shares you acquired through an exchange and you sell them within a year of the exchange, we will calculate any CDSC from the date you originally purchased the shares that you exchanged. Normally we will execute the entire transaction in a single business day. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional. The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund’s shares by exchange, you do so on the same terms and conditions as any new investment in that fund. The Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time.

To reduce the volume of mail you receive, only one copy of financial statements, prospectuses, and other regulatory material will be mailed to your household. You can call us at (800) 548-4539, or write to us at the address listed above, to request (1) additional copies free of charge or (2) that we discontinue our practice of householding regulatory materials to your home.

OPERATING POLICIES

The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Fund is a series of a “Massachusetts business trust.” The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, divide this series or any other series into two or more classes of shares with different preferences, privileges, and expenses.

The Fund reserves the right to:

•	redeem an account upon 60 days’ prior notice and the opportunity to reestablish the account balance if the value of the account falls below $500 due to redemptions;

•	suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the SEC;

•	change the minimum investment amounts;

•	delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

•	make a redemption-in-kind (a payment in portfolio securities instead of in cash);

•	refuse a purchase order for any reason, including failure to submit a properly completed application;

•	refuse any exchange request if we determine that such request could adversely affect the Fund including if such person or group has engaged in excessive trading (to be determined in our discretion); and

•	terminate or change the Exchange Privilege upon 60 days’ advance notice to shareholders or impose fees in connection with exchanges or redemptions.

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Fund, commonly referred to as “market timing,” because such activities may be disruptive to the management of the Fund’s portfolio and may increase Fund expenses and negatively impact the Fund’s performance. In an effort to prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Fund’s Transfer Agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, it will then review the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager will also notify the Fund’s Transfer Agent of any of these restrictions and will keep the Board of Trustees informed periodically regarding the implementation of these frequent trading policies and procedures. The Fund reserves the right to refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may be harmful to the Fund and its shareholders. Transactions accepted by a financial intermediary in violation of the Fund’s frequent trading policies are not deemed accepted by the Fund and may be rejected by the Fund on the next business day following receipt by the financial intermediary.

Although the Fund will use reasonable efforts to prevent market timing activities in the Fund, there can be no assurances that these efforts will be successful. For example, although the Fund seeks to apply these policies and procedures uniformly to all accounts, the Fund receives certain purchase, exchange and redemption orders through financial intermediaries that maintain omnibus accounts with the Fund, and as a result the Fund’s ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the willingness of such intermediaries to monitor for these activities.

ACCOUNT STATEMENTS

You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account. You will also receive a confirmation after each trade executed in your account.

DIVIDENDS AND DISTRIBUTIONS

Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December. We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

CERTAIN FEDERAL INCOME TAX INFORMATION

Please be aware that the following tax information is general and describes certain federal income tax consequences of an investment in the Fund under the Code, and as in effect as of the date of this Prospectus. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own specific circumstances or to particular types of shareholders (such as insurance companies, financial institutions, brokerage dealers and foreign persons) subject to special treatment under the federal income tax laws. You should consult a tax advisor about the federal, state, local and foreign tax consequences to you of your investment in the Fund based upon your particular circumstances.

Distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owns or is considered to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owns or is considered to have owned for one year or less will be taxable as ordinary income. Properly designated distributions of “qualified dividend income” are taxable at the rate applicable to long-term capital gains provided that both you and the Fund meet certain holding period and other requirements. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

The Fund’s investment in certain debt instruments and the Fund’s use of derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s return on those investments would be decreased. You will generally not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investment in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. An exchange of the Fund’s shares for shares of another fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

Federal law requires a Fund to withhold taxes on distributions and redemption proceeds paid to shareholders who:

•	Fail to provide a social security number or taxpayer identification number;

•	Fail to certify that their social security number or taxpayer identification number is correct; or

•	Fail to certify that they are exempt from withholding.

In addition, the Fund must also withhold taxes on distributions and redemption proceeds if the Internal Revenue Service (“IRS”) notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is incorrect, or the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income.

CONTACT INFORMATION

MANAGERS AMG FQ GLOBAL ALTERNATIVES FUND

Investment Manager Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854-2325 (203) 299-3500 or (800) 835-3879

Subadvisor First Quadrant, L.P. 800 E. Colorado Boulevard, Suite 900 Pasadena, California 91101

Distributor Managers Distributors, Inc. 800 Connecticut Avenue Norwalk, Connecticut 06854-2325 Custodian The Bank of New York 4 Hanson Place Brooklyn, New York 11217

Legal Counsel Ropes & Gray LLP One International Place Boston, Massachusetts 02110-2624

Transfer Agent PFPC, Inc. PO Box 9769 Providence RI 02940-9769 (800) 548-4539

Trustees Jack W. Aber William E. Chapman, II Richard E. Holmes Edward J. Kaier Peter M. Lebovitz William J. Nutt Steven J. Paggioli Eric Rakowski Thomas R. Schneeweis

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ADDITIONAL INFORMATION

Additional information about the Fund and its investments is available in its SAI and, once available, in the Annual and Semiannual reports for the Fund, which are available to you without charge. You may request these documents and make other inquiries as follows:

By Telephone:	Call 1-800-548-4539

By Mail:	Managers 800 Connecticut Avenue Norwalk, CT 06854

On the Internet:	Electronic copies are available on our website at www.managersinvest.com

Information about the Fund including the Fund’s current SAI is on file with the SEC. The Fund’s SAI is incorporated by reference (is legally part of this prospectus). Reports and other information about the Fund are also available on the EDGAR database of the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about the Fund may also be reviewed and copied at the SEC’s Public Reference Room. Call (202) 942-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act Registration Number 811-06520

MANAGERS TRUST I

FORM N-1A

PART C. OTHER INFORMATION

Item 23.	Exhibits.

(a)(1)	Declaration of Trust dated December 17, 1991. (iii)

(a)(2)	Amendment No. 8 to Declaration of Trust. (viii)

(a)(3)	Amendment No. 9 to Declaration of Trust. (ix)

(a)(4)	Amendment No. 10 to Declaration of Trust. (x)

(a)(5)	Amendment No. 11 to Declaration of Trust, to be filed by amendment.

(b)	By-Laws, as amended. (viii)

(c)	Instruments defining the rights of security holders with respect to Managers Trust I are contained in the Declaration of Trust (with subsequent amendments) and By-Laws that are incorporated by reference hereto.

(d)(1)	Investment Management Agreement between Managers Investment Group LLC (formerly, The Managers Funds LLC) (“Managers”) and Managers Trust I relating to Managers AMG FQ Tax-Managed U.S. Equity Fund, dated as of July 31, 2003, to be filed by amendment.

(d)(2)	Form of Fund Management Agreement between Managers and Managers Trust I. (x)

(d)(3)	Form of Supplement to Investment Management Agreement between Managers and Managers Trust I relating to Managers AMG FQ Global Alternatives Fund, to be filed by amendment

(d)(4)	Form of Subadvisory Agreement between Managers and 333 Global Advisors, to be filed by amendment.

(d)(5)	Form of Subadvisory Agreement between Managers and Armstrong Shaw Associates, Inc. (x)

(d)(6)	Form of Subadvisory Agreement between Managers and Bernstein Investment Research and Management, to be filed by amendment.

(d)(7)	Form of Subadvisory Agreement between Managers and Evergreen Investment Management Company, LLC. (x)

(d)(8)	Form of Subadvisory Agreement between Managers and First Quadrant, L.P. (x)

(d)(9)	Form of Subadvisory Agreement between Managers and Kern Capital Management LLC. (x)

(d)(10)	Form of Subadvisory Agreement between Managers and Northstar Capital Management, Inc. (x)

(d)(11)	Form of Subadvisory Agreement between Managers and Pacific Investment Management Company, LLC. (x)

(d)(12)	Form of Subadvisory Agreement between Managers and TimesSquare Capital Management, LLC. (xii)

(d)(13)	Form of Subadvisory Agreement between Managers and Urdang Securities Management, Inc. (x)

(d)(14)	Form of Subadvisory Agreement between Managers and Wellington Management Company LLP, to be filed by amendment.

(e)(1)	Distribution Agreement between Managers Distributors, Inc. and Managers Trust I dated August 1, 2000. (v)

(e)(2)	Form of Amendment to Distribution Agreement between Managers Distributors, Inc. and Managers Trust I. (viii)

(e)(3)	Form of Supplemental Letter to Distribution Agreement between Managers Distributors, Inc. and Managers Trust I with respect to Managers Fremont Global Fund, Managers International Growth Fund, Managers Structured Core Fund, Managers Small Cap Fund, Managers Fremont Micro-Cap Fund, Managers Fremont Institutional Micro-Cap Fund, Managers Real Estate Fund, Managers Fremont Bond Fund, Managers California Intermediate Tax-Free Fund and Fremont Money Market Fund. (x)

(e)(4)	Form of Supplemental Letter to Distribution Agreement between Managers Distributors, Inc. and Managers Trust I with respect to Managers AMG FQ Global Alternatives Fund, to be filed by amendment.

(f)	Not Applicable.

(g)	Custodian Contract between The Bank of New York and Managers Trust I dated August 5, 2002. (vi)

(h)(1)	Form of Expense Limitation and Recoupment Agreement between Managers and Managers Trust I. (x)

(h)(2)	Form of Expense Limitation and Recoupment Agreement between Managers and Managers Trust I with respect to Managers AMG FQ Global Alternatives Fund, to be filed by amendment.

(h)(3)	Administration and Shareholder Servicing Agreement, dated as of August 1, 2000. (iv)

(h)(4)	Form of supplement to Administration and Shareholder Servicing Agreement between Managers and Managers Trust I with respect to Managers Fremont Global Fund, Managers International Growth Fund, Managers Structured Core Fund, Managers Small Cap Fund, Managers Fremont Micro-Cap Fund, Managers Fremont Institutional Micro-Cap Fund, Managers Real Estate Fund, Managers Fremont Bond Fund, Managers California Intermediate Tax-Free Fund and Fremont Money Market Fund. (x)

(h)(5)	Administration and Shareholder Servicing Agreement between Managers Investment Group LLC and Managers Trust I with respect to Managers AMG FQ Global Alternatives Fund, to be filed by amendment.

(h)(6)	Transfer Agency and Service Agreement between Managers Trust I and PFPC, Inc. (xiii)

(i)(1)	Opinion and consent of Goodwin Procter LLP with respect to legality of securities being registered. (i)

(i)(2)	Opinion and consent of Goodwin Procter LLP with respect to legality of securities being registered. (ix)

(i)(3)	Opinion and Consent of Goodwin Procter LLP with respect to shares of Managers Fremont Global Fund, Managers International Growth Fund, Managers Structured Core Fund, Managers Small Cap Fund, Managers Fremont Micro-Cap Fund, Managers Fremont Institutional Micro-Cap Fund, Managers Real Estate Fund, Managers Fremont Bond Fund, Managers California Intermediate Tax-Free Fund and Fremont Money Market Fund. (xiii)

(i)(4)	Opinion and consent of Ropes & Gray LLP with respect to shares of Managers AMG FQ Global Alternatives Fund, to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Initial Capital Agreements. (i)

(m)(1)	Plan of Distribution Pursuant to Rule 12b-1. (viii)

(m)(2)	Plan of Distribution Pursuant to Rule 12b-1 with respect to Managers AMG FQ Global Alternatives Fund, Managers AMG FQ Tax-Managed U.S. Equity Fund and Managers AMG FQ U.S. Equity Fund, to be filed by amendment.

(n)(1)	Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3. (viii)

(n)(2)	Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to Managers AMG FQ Global Alternatives Fund, Managers AMG FQ Tax-Managed U.S. Equity Fund and Managers AMG FQ U.S. Equity Fund, to be filed by amendment.

(o)(1)	Code of Ethics of Managers Trust I. (xvi)

(o)(2)	Code of Ethics of Managers and Managers Distributors, Inc. (v)

(o)(3)	Code of Ethics of 333 Global Advisors. (xvi)

(o)(4)	Code of Ethics of Armstrong Shaw Associates, Inc. (xvi)

(o)(5)	Code of Ethics of Bernstein Investment Research and Management. (xvi)

(o)(6)	Code of Ethics of Evergreen Investment Management Company, LLC. (xvi)

(o)(7)	Code of Ethics of First Quadrant, L.P. (xvi)

(o)(8)	Code of Ethics of Kern Capital Management LLC. (xvi)

(o)(9)	Code of Ethics of Northstar Capital Management, Inc. (xvi)

(o)(10)	Code of Ethics of Pacific Investment Management Company, LLC. (xvi)

(o)(11)	Code of Ethics of TimesSquare Capital Management, Inc. (xvi)

(o)(12)	Code of Ethics of Urdang Securities Management, Inc. (xvi)

(o)(13)	Code of Ethics of Wellington Management Company LLP. (xvi)

(p)(1)	Power of Attorney for the Trustees of the Registrant. (xv)

(p)(2)	Power of Attorney for Peter M. Lebovitz and Donald S. Rumery. (vi)

(p)(4)	Power of Attorney for Bruce Aronow. (xv)

(i)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909, 811-6520 (filed April 14, 1992).

(ii)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed August 1, 1995).

(iii)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed July 31, 1998).

(iv)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed August 1, 2000).

(v)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed August 1, 2001).

(vi)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed May 30, 2003).

(vii)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed July 31, 2003).

(viii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed December 31, 2003).

(ix)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed March 1, 2004).

(x)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed July 29, 2004).

(xi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed December 30, 2004).

(xii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed January 6, 2005).

(xiii)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed January 18, 2005).

(xiv)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed March 1, 2005).

(xv)	Filed as an Exhibit to the Registration Statement of Managers Trust II on Form N-1A, Registration Nos. 033-43089; 811-06431 (filed August 1, 2005).

(xvi)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-06432 (filed December 29, 2005).

Item 24.	Persons Controlled by or Under Common Control with Registrant.

None.

Item 25.	Indemnification.

Reference is made to Article IV, Sections 4.2 and 4.3 of Registrant’s Declaration of Trust with respect to indemnification of the trustees and officers of Registrant against liabilities which may be incurred by them in such capacities.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”), such indemnification is against public policy as expressed in the Act, and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or a controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser Indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the fund.

Item 26.	Business and Other Connections of Investment Adviser.

Managers, a registered investment adviser, serves as investment adviser to the Trust. Managers is a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and a wholly owned subsidiary serves as its managing member. Managers serves as an investment adviser to and distributor of shares of investment companies registered under the Investment Company Act of 1940 and to various separate accounts. Managers also provides non-discretionary back office, trading execution and support, administrative and/or marketing services to affiliated entities in connection with such entities’ provision of advisory services to or through various investment products and programs. The business and other connections of the officers and directors of Managers are listed in Schedules A and D of its Form ADV as currently on file with the SEC, the text of which Schedules are hereby incorporated herein by reference. The file number of Managers Form ADV is 801-56365.

Managers has hired one or more Subadvisors for each series of the Trust. The business and other connections of the officers and directors of the Subadvisor are listed in their respective Schedules A and D of their Forms ADV as currently on file with the SEC, the text of which schedules are hereby incorporated herein by reference. The Subadvisor for Managers Fremont Global Fund and Fremont Money Market Fund is 333 Global Advisors, whose ADV Form file number is 801-56365. The Subadvisor to Managers Fremont Global Fund is Armstrong Shaw Associates, Inc., whose ADV Form file number is 801-20597. The Subadvisor to Managers Fremont Global Fund is Bernstein Investment Research and Management, whose ADV Form file number is 801-56720. The Subadvisor to Managers California Intermediate Tax-Free Fund is Evergreen Investment Management Company, LLC, whose ADV Form file number is 801-8327. The Subadvisor for Managers AMG FQ Tax-Managed U.S. Equity Fund, Managers Fremont Global Fund, Managers AMG FQ U.S. Equity Fund and Managers AMG FQ Global Alternatives Fund is First Quadrant, L.P., whose ADV Form file number is 801-51748. The Subadvisor to Managers Fremont Global Fund, Managers Fremont Micro-Cap Fund and Managers Institutional Fremont Micro-Cap Fund is Kern Capital Management LLC, whose ADV Form file number is 801-54766. The Subadvisor to Managers Fremont Global Fund is Northstar Capital Management, Inc., whose ADV Form file number is 801-57639. The Subadvisor to Managers Fremont Bond Fund is Pacific Investment Management Company, LLC, whose ADV Form file number is 801-48187. The Subadvisor to Managers Small Cap Fund is TimesSquare Capital Management, LLC, whose ADV Form file number is 801-63492. The Subadvisor to Managers Real Estate Securities Fund is Urdang Securities Management, Inc., whose ADV Form file number is 801-51733. The Subadvisor to Managers Fremont Global Fund and Managers International Growth Fund is Wellington Management Company LLP, whose ADV Form file number is 801-15908.

Item 27.	Principal Underwriters.

(a)	Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for Managers AMG Funds, The Managers Funds and Managers Trust II.

(b)	The following information relates to the directors, officers and partners of Managers Distributors, Inc.:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Nathaniel Dalton c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossings, MA 01965	Director	None

Daniel J. Shea c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossings, MA 01965	Director	None

John Kingston, III c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossings, MA 01965	Director and Secretary	None

Peter M. Lebovitz c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	President	Trustee and President

Donald S. Rumery c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Treasurer	Treasurer and Principal Accounting Officer

(c)	Not applicable.

Item 28.	Location of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be kept by the Registrant at the following offices:

(1)	At the offices of the Registrant at 800 Connecticut Avenue, Norwalk, Connecticut 06854 and at the offices of the Custodian, The Bank of New York, 2 Hanson Place, Brooklyn, New York, New York 11217 and at the offices of PFPC, Inc., 670 Moore Road, King of Prussia, Pennsylvania 194606.

(2)	333 Global Advisors, 333 Market Street, Suite 2600, San Francisco, CA 94105.

(3)	Armstrong Shaw Associates, Inc., 45 Grove Street, New Canaan, CT 06840.

(4)	Bernstein Investment Research and Management, 1345 Avenue of the Americas, New York, NY 10105-2708.

(5)	Evergreen Investment Management Company, LLC 200 Berkeley Street, Boston, MA 02116.

(6)	First Quadrant, L.P., 800 East Colorado Blvd, Suite 900, Pasadena, CA 91101.

(7)	Kern Capital Management LLC, 114 West 47th Street, Suite 1926, New York, NY 10036-1510.

(8)	Northstar Capital Management, Inc., 4400 PGA Blvd, Suite 600, Palm Beach Gardens, FL 33410.

(9)	Pacific Investment Management Company, LLC, 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660.

(10)	TimesSquare Capital Management, LLC, Four Times Square, 25th Floor, New York, NY 10036-9998.

(11)	Urdang Securities Management, Inc., 630 West Germantown Pike, Suite 300, Plymouth Meeting, PA 19462.

(12)	Wellington Management Company LLP, 75 State Street, Boston, MA 02109.

Item 29.	Management Services.

There are no management-related service contracts other than the Investment Management Agreement and the Fund Management Agreement relating to management services described in Parts A and B.

Item 30.	Undertakings.

(a)	The Registrant previously has undertaken to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant’s outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

(b)	The Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant’s latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Managers Trust I certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk and State of Connecticut, on the 30th day of January, 2006.

MANAGERS TRUST I

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ Jack W. Aber*	Trustee	January 30, 2006
Jack W. Aber

/s/ William E. Chapman, II*	Trustee	January 30, 2006
William E. Chapman, II

/s/ Edward J. Kaier*	Trustee	January 30, 2006
Edward J. Kaier

/s/ Richard E. Holmes*	Trustee	January 30, 2006
Richard E. Holmes

/s/ William J. Nutt*	Trustee	January 30, 2006
William J. Nutt

/s/ Steven J. Paggioli*	Trustee	January 30, 2006
Steven J. Paggioli

/s/ Thomas R. Schneeweis*	Trustee	January 30, 2006
Thomas R. Schneeweis

/s/ Eric Rakowski*	Trustee	January 30, 2006
Eric Rakowski

/s/ Peter M. Lebovitz*	Trustee and President	January 30, 2006
Peter M. Lebovitz	(Principal Executive Officer)

/s/ Bruce M. Aronow*	Chief Financial Officer	January 30, 2006
Bruce M. Aronow	(Principal Financial Officer)

/s/ Donald S. Rumery	Treasurer	January 30, 2006
Donald S. Rumery	(Principal Accounting Officer)

* By:	/s/ Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference
Date: January 30, 2006